Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 1,083	$ 696	$ 61
(Gains)/losses on disposal on property, plant and equipment; intangible assets; and other adjustments on financial assets; and other non-current assets, net	116	(74)	(180)
Equity-settled compensation plans	1,096	1,044	865
Loss from associated companies	12	38	13
Income taxes	2,385	1,701	551
Net financial expense	1,280	866	633
Other	(18)	(153)	43
Total	11,229	10,232	10,369
Additions to right-of-use assets	458	304	421
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	975	932	1,006
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	276	256	263
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	4,074	4,881	7,008
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	(50)	45	106
Intangible assets other than goodwill [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Acquisition of assets (other than through business combinations) by assuming directly related liabilities	$ 0	$ 0	$ 0